Offerings - Offering: 1	Apr. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, of Warrior Met Coal, Inc.
Amount Registered | shares	3,775,000
Proposed Maximum Offering Price per Unit	85.85
Maximum Aggregate Offering Price	$ 324,083,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 44,755.97
Offering Note	Warrior Met Coal, Inc., a Delaware corporation (the "Registrant"), is filing this Registration Statement on Form S-8 (this "Registration Statement") to register the issuance of an aggregate of 3,775,000 shares of common stock, par value $0.01 per share (the "Shares"), of the Registrant, which are issuable pursuant to the Warrior Met Coal, Inc. 2026 Equity Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Shares of the Registrant that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding Shares of the Registrant. The Maximum Aggregate Offering Price presented herein is estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act. The price per share and aggregate offering price are based upon the average of the high and low prices of the Shares as of a date (April 17, 2026) within five business days prior to the filing of this Registration Statement, as reported on the New York Stock Exchange.